Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
All equity awards granted to our NEOs are approved by the Compensation Committee on or prior to the date of grant. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”) and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation.

In February 2026, the Compensation Committee adopted an executive officer equity grant-timing policy providing that equity awards to executive officers will not be granted with a grant date during the period beginning four business days before and ending one business day after (i) the filing of an Annual Report on Form 10-K or Quarterly Report on Form 10-Q, or (ii) the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information (the “Covered Period”). For annual equity grants made to all employees, including executive officers, if the date of approval of such grants occurs during a closed trading window, the effective grant date will be the second business day following the filing of the Company’s Annual Report on Form 10-K for the applicable fiscal year. The executive officer equity grant-timing policy also provides that new-hire equity awards for newly appointed executive officers will be granted on the date the executive officer commences employment, unless that date falls within a Covered Period, in which case the grant date will be the second business day following the filing or furnishing, as applicable, of the relevant Form 10-K, Form 10-Q, or Form 8-K. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features or other equity awards.
Our eligible non-employee directors receive automatic grants of initial and annual RSUs and/or stock options at the time of a director’s initial appointment or election to the Board of Directors and as of the date of each annual meeting of our stockholders, in accordance with our director compensation policy as further described under the section entitled “Director Compensation Summary” below.
Award Timing Method
All equity awards granted to our NEOs are approved by the Compensation Committee on or prior to the date of grant. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”) and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation.

In February 2026, the Compensation Committee adopted an executive officer equity grant-timing policy providing that equity awards to executive officers will not be granted with a grant date during the period beginning four business days before and ending one business day after (i) the filing of an Annual Report on Form 10-K or Quarterly Report on Form 10-Q, or (ii) the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information (the “Covered Period”). For annual equity grants made to all employees, including executive officers, if the date of approval of such grants occurs during a closed trading window, the effective grant date will be the second business day following the filing of the Company’s Annual Report on Form 10-K for the applicable fiscal year. The executive officer equity grant-timing policy also provides that new-hire equity awards for newly appointed executive officers will be granted on the date the executive officer commences employment, unless that date falls within a Covered Period, in which case the grant date will be the second business day following the filing or furnishing, as applicable, of the relevant Form 10-K, Form 10-Q, or Form 8-K. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features or other equity awards.
Our eligible non-employee directors receive automatic grants of initial and annual RSUs and/or stock options at the time of a director’s initial appointment or election to the Board of Directors and as of the date of each annual meeting of our stockholders, in accordance with our director compensation policy as further described under the section entitled “Director Compensation Summary” below.
Award Timing Predetermined	true
Award Timing, How MNPI Considered
All equity awards granted to our NEOs are approved by the Compensation Committee on or prior to the date of grant. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”) and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation.

In February 2026, the Compensation Committee adopted an executive officer equity grant-timing policy providing that equity awards to executive officers will not be granted with a grant date during the period beginning four business days before and ending one business day after (i) the filing of an Annual Report on Form 10-K or Quarterly Report on Form 10-Q, or (ii) the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information (the “Covered Period”). For annual equity grants made to all employees, including executive officers, if the date of approval of such grants occurs during a closed trading window, the effective grant date will be the second business day following the filing of the Company’s Annual Report on Form 10-K for the applicable fiscal year. The executive officer equity grant-timing policy also provides that new-hire equity awards for newly appointed executive officers will be granted on the date the executive officer commences employment, unless that date falls within a Covered Period, in which case the grant date will be the second business day following the filing or furnishing, as applicable, of the relevant Form 10-K, Form 10-Q, or Form 8-K. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features or other equity awards.

MNPI Disclosure Timed for Compensation Value	false